PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
	December 31,
	2013	2014

Cost:
Computers and peripheral equipment	$12,190	$12,197
Office furniture and equipment	4,183	3,908
Leasehold improvements	2,959	2,811

	19,332	18,916
Accumulated depreciation:
Computers and peripheral equipment	9,964	10,265
Office furniture and equipment	2,609	2,459
Leasehold improvements	1,496	1,429

	14,069	14,153

Depreciated cost	$5,263	$4,763